Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MERIDIAN FUND INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2012
MERIDIAN EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY MERIDIAN EQUITY INCOME FUND®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The MERIDIAN EQUITY INCOME FUND® seeks long-term growth of capital along with income as a component of total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to maximize total return by investing primarily in a diversified portfolio of dividend-paying equity securities of U.S. companies that have the potential for capital appreciation and which the Investment Adviser believes may have the capacity to raise dividends in the future. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. Equity securities include common and preferred stocks as well as convertible securities in domestic and foreign companies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth or dividend prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	There are risks involved with any investment. The principal risks associated with an investment in this Fund are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

General Risk — You could lose money on your investment in the Fund or the Fund could underperform other investments.

Investment Style Risk — Although the Fund makes every effort to achieve its investment objective of long-term growth of capital along with income, it cannot guarantee that the Investment Adviser’s investment strategies or securities selection method will achieve that objective.

Equity Securities Risk — Equity securities holders are entitled to the income and increase in the value of the assets and business of an issuer after debt obligations and obligations to debt securities holders are satisfied. Equity securities fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investors perceptions and market liquidity.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions and the value of your investment in the Fund may be more or less than your purchase price.

Income Risk — Because the payment of dividends is subject to the discretion of a company, there is a risk that the Fund may not be able to pay income.

Small Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of smaller and newer companies tend to fluctuate more than those of larger, more established companies and have smaller market for their shares than do large capitalization companies.

Foreign Company Risk — Investments in foreign securities may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

High Yield Bond Risk — Debt securities that are rated below investment grade (commonly referred to as “junk bonds”) involve a greater risk of default or price declines than investment grade securities. The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Debt Securities Risk — Debt securities are subject to credit risk, interest rate risk and liquidity risk. Credit risk is the risk that the entity that issued a debt security may become unable to make payments of principal and interest when due and includes the risk of default. Interest rate risk is the risk of losses due to changes in interest rates. Liquidity risk is the risk that the Fund may not be able to sell portfolio securities, including medium- and lower-grade securities, because there are too few buyers for them.

		An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year. The table shows how the Fund’s average annual returns compare with those of the S&P 500® Index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.meridianfund.com or by calling 1-800-446-6662.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year-to-year. The table shows how the Fund’s average annual returns compare with those of the S&P 500® index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-446-6662
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.meridianfund.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s highest quarterly return was 20.06% (for the quarter ended September 30, 2009); and the lowest quarterly return was –21.28% (for the quarter ended December 31, 2008).

		For the period January 1, 2012 through September 30, 2012, the total return of the Fund was 8.51%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
MERIDIAN EQUITY INCOME FUND | MERIDIAN EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.92%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
1 Year	rr_ExpenseExampleYear01	144
3 Years	rr_ExpenseExampleYear03	446
5 Years	rr_ExpenseExampleYear05	771
10 Years	rr_ExpenseExampleYear10	1,691
2006	rr_AnnualReturn2006	19.56%
2007	rr_AnnualReturn2007	(0.50%)
2008	rr_AnnualReturn2008	(30.10%)
2009	rr_AnnualReturn2009	22.30%
2010	rr_AnnualReturn2010	16.63%
2011	rr_AnnualReturn2011	5.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	total return of the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.06%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.28%)
1 Year	rr_AverageAnnualReturnYear01	5.64%
5 Years	rr_AverageAnnualReturnYear05	0.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2005
MERIDIAN EQUITY INCOME FUND | Return After Taxes on Distributions | MERIDIAN EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.31%
5 Years	rr_AverageAnnualReturnYear05	0.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2005
MERIDIAN EQUITY INCOME FUND | Return After Taxes on Distributions and Sale of Fund Shares | MERIDIAN EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.49%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2005
MERIDIAN EQUITY INCOME FUND | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 31, 2005